Financial instruments - Disclosure of financial liabilities (Details) - EUR (€) € in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of financial liabilities [line items]
Financial liabilities	€ 995,255	€ 967,847	€ 1,012,985
Loans and borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	720,745	625,677	624,500
Derivative financial instruments
Disclosure of financial liabilities [line items]
Financial liabilities		0	176
Other long term liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	29,471	29,753	37,241
Warrant liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	30,979
Trade payables
Disclosure of financial liabilities [line items]
Financial liabilities	147,477	237,319	263,720
Other current liabilities excluding non-financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	33,994	37,821	51,337
Accrued liabilities excluding non-financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	32,589	37,277	36,011
Other financial liabilities at amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	964,276	967,847	1,012,809
Other financial liabilities at amortized cost | Loans and borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	720,745	625,677	624,500
Other financial liabilities at amortized cost | Other long term liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	29,471	29,753	37,241
Other financial liabilities at amortized cost | Trade payables
Disclosure of financial liabilities [line items]
Financial liabilities	147,477	237,319	263,720
Other financial liabilities at amortized cost | Other current liabilities excluding non-financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	33,994	37,821	51,337
Other financial liabilities at amortized cost | Accrued liabilities excluding non-financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	32,589	37,277	36,011
Derivatives valued at FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	30,979		176
Derivatives valued at FVTPL | Derivative financial instruments
Disclosure of financial liabilities [line items]
Financial liabilities		€ 0	€ 176
Derivatives valued at FVTPL | Warrant liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	€ 30,979